                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003
             Check here if Amendment [_]; Amendment Number: ________
                        This Amendment (Check only one):
                              [_] is a restatement
                              [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Staro Asset Management, L.L.C.
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules. lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colin M. Lancaster
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster             St. Francis, Wisconsin       December 3, 2003
---------------------------    ------------------------------   ----------------
(Signature)                    (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     119

Form 13F Information Table Value Total:     $46,103
                                            -------------
                                            (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:            None

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                                                     FORM 13F INFORMATION TABLE
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         Column 1:       Column 2:  Column 3:      Column 4:           Column 5:           Column 6: Column 7:       Column 8:
                                                             ----------------------------
          Name of        Title of     CUSIP                   Shares or   Shares/   Put/  Investment   Other      Voting Authority
                                                                                                               ---------------------
           Issuer          Class      Number         Value    Principal  Prn. Amt.  Call  Discretion  Managers  Sole  Shared  None
                                                   (X$1000)    Amount
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
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AMR Corp                  Common     001765106          $223    20,300   SH                 Sole                X
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Advo Inc                  Common     007585102          $497    11,200   SH                  Sole                X
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Agnico-Eagle Mines        Common     008474108          $287    24,700   SH                  Sole                X
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Allied Waste Industries
  Inc                     Common     019589308          $500    49,800   SH                  Sole                X
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Alpharma Inc              Common     020813101          $246    11,400   SH                  Sole                X
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Altria Group              Common     02209S103          $504    11,100   SH                  Sole                X
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Anheuser-Busch Cos Inc    Common     035229103          $500     9,800   SH                  Sole                X
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Applera Corp - Celera
  Genomics Group          Common     038020202          $186    18,000   SH                  Sole                X
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Archer-Daniels-Midland
  Co                      Common     039483102          $425    33,000   SH                  Sole                X
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Avnet Inc                 Common     053807103          $484    38,200   SH                  Sole                X
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BISYS Group Inc/The       Common     055472104          $502    27,300   SH                  Sole                X
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BJS Wholesale Club Inc    Common     05548J106          $193    12,800   SH                  Sole                X
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BP Prudhoe Bay Royalty
  Trust                   Common     055630107          $208    11,000   SH                  Sole                X
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Barnes & Noble Inc        Common     067774109          $519    22,500   SH                  Sole                X
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Beazer Homes USA Inc      Common     07556Q105          $501     6,000   SH                  Sole                X
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Biovail Corp              Common     09067J109          $499    10,600   SH                  Sole                X
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Borders Group Inc         Common     099709107          $467    26,500   SH                  Sole                X
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Boston Scientific Corp    Common     101137107          $501     8,200   SH                  Sole                X
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CNA Financial Corp        Common     126117100          $273    11,100   SH                  Sole                X
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CNF Inc                   Common     12612W104          $518    20,400   SH                  Sole                X
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CVS Corp                  Common     126650100          $505    18,000   SH                  Sole                X
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Cablevision Systems Corp  Common     12686C109          $212    10,200   SH                  Sole                X
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Callaway Golf Co          Common     131193104          $334    25,300   SH                  Sole                X
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Caremark Rx Inc           Common     141705103          $529    20,600   SH                  Sole                X
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Chesapeake Energy Corp    Common     165167107          $501    49,600   SH                  Sole                X
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CHRISTOPHER AND BANKS
  CORP                    Common     171046105          $499    13,500   SH                  Sole                X
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Claire's Stores Inc       Common     179584107          $507    20,000   SH                  Sole                X
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
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
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Colonial BancGroup
  Inc/The                 Common     195493309          $312    22,500    SH                Sole                 X
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Community Health
  Systems Inc             Common     203668108          $488    25,100    SH                Sole                 X
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Comstock Resources Inc    Common     205768203          $347    25,400    SH                Sole                 X
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Consolidated Edison Inc   Common     209115104          $433    10,000    SH                Sole                 X
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Convergys Corp            Common     212485106          $506    31,600    SH                Sole                 X
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Cooper Tire & Rubber Co   Common     216831107          $392    22,300    SH                Sole                 X
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Countrywide Financial     Common     222372104          $383     5,500    SH                Sole                 X
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Cypress Semiconductor
  Corp                    Common     232806109          $263    21,900    SH                Sole                 X
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DR Horton Inc             Common     23331A109          $478    17,000    SH                Sole                 X
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Denbury Resources Inc     Common     247916208          $243    18,100    SH                Sole                 X
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Dial Corp/The             Common     25247D101          $255    13,100    SH                Sole                 X
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Walt Disney Co            Common     254687106          $500    25,300    SH                Sole                 X
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RR Donnelley & Sons Co    Common     257867101          $319    12,200    SH                Sole                 X
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Eastman Kodak Co          Common     277461109          $501    18,300    SH                Sole                 X
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Edison International      Common     281020107          $209    12,700    SH                Sole                 X
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Enzo Biochem Inc          Common     294100102          $267    12,390    SH                Sole                 X
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Freddie Mac               Common     313400301          $538    10,600    SH                Sole                 X
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First American Corp       Common     318522307          $506    19,200    SH                Sole                 X
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FRIEDMAN BILLINGS
  RAMSEY GROUP            Common     358434108          $293    21,900    SH                Sole                 X
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Furniture Brands
  International Inc       Common     360921100          $271    10,400    SH                Sole                 X
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Gannett Co Inc            Common     364730101          $369     4,800    SH                Sole                 X
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Genentech Inc-Old         Common     368710406          $498     6,900    SH                Sole                 X
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General Motors Corp       Common     370442105          $342     9,500    SH                Sole                 X
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Graco Inc                 Common     384109104          $202     6,300    SH                Sole                 X
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Grant Prideco Inc         Common     38821G101          $456    38,800    SH                Sole                 X
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Great Lakes Chemical
  Corp                    Common     390568103          $284    13,900    SH                Sole                 X
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HCA Inc                   Common     404119109          $500    15,600    SH                Sole                 X
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
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
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John Hancock Financial
  Services Inc            Common     41014S106          $473    15,400   SH                  Sole                X
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Health Management
  Associates Inc          Common     421933102          $328    17,800   SH                  Sole                X
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Hovnanian Enterprises Inc Common     442487203          $495     8,400   SH                  Sole                X
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Ingram Micro Inc          Common     457153104          $235    21,400   SH                  Sole                X
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Jabil Circuit Inc         Common     466313103          $504    22,800   SH                  Sole                X
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KB Home                   Common     48666K109          $496     8,000   SH                  Sole                X
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King Pharmaceuticals Inc  Common     495582108          $493    33,400   SH                  Sole                X
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KROGER CO                 Common     501044101          $405    24,300   SH                  Sole                X
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LNR Property Corp         Common     501940100          $251     6,700   SH                  Sole                X
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L-3 Communications
  Holdings Inc            Common     502424104          $213     4,900   SH                  Sole                X
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Leggett & Platt Inc       Common     524660107          $500    24,400   SH                  Sole                X
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Lehman Brothers
  Holdings Inc            Common     524908100          $505     7,600   SH                  Sole                X
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Ltd Brands                Common     532716107          $211    13,600   SH                  Sole                X
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Louisiana-Pacific Corp    Common     546347105          $194    18,000   SH                  Sole                X
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M/I Schottenstein
  Homes Inc               Common     55305B101          $213     5,000   SH                  Sole                X
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Marshall & Ilsley Corp    Common     571834100          $422    13,800   SH                  Sole                X
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Marvel Enterprises Inc    Common     57383M108          $535    28,000   SH                  Sole                X
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McDonald's Corp           Common     580135101          $245    11,100   SH                  Sole                X
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Meritage Corp             Common     59001A102          $419     8,500   SH                  Sole                X
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Metlife Inc               Common     59156R108          $362    12,800   SH                  Sole                X
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Micron Technology Inc     Common     595112103          $490    42,100   SH                  Sole                X
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Millipore Corp            Common     601073109          $510    11,500   SH                  Sole                X
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Morgan Stanley            Common     617446448          $500    11,700   SH                  Sole                X
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Mykrolis Corp             Common     62852P103          $134    13,200   SH                  Sole                X
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NAM TAI ELECTRONICS INC   Common     629865205          $411     9,700   SH                  Sole                X
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National Fuel Gas Co      Common     636180101          $385    14,800   SH                  Sole                X
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Neuberger Berman Inc      Common     641234109          $263     6,600   SH                  Sole                X
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
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
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New York Community
  Bancorp Inc             Common     649445103          $500    17,200   SH                  Sole                X
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Nike Inc                  Common     654106103          $251     4,700   SH                  Sole                X
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Norfolk Southern Corp     Common     655844108          $507    26,400   SH                  Sole                X
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North Fork
  Bancorporation Inc      Common     659424105          $504    14,800   SH                  Sole                X
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Oakley Inc                Common     673662102          $167    14,200   SH                  Sole                X
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Oceaneering
  International Inc       Common     675232102          $210     8,200   SH                  Sole                X
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Packaging Corp
  of America              Common     695156109          $391    21,200   SH                  Sole                X
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Pall Corp                 Common     696429307          $414    18,400   SH                  Sole                X
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Payless Shoesource Inc    Common     704379106          $283    22,600   SH                  Sole                X
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JC Penney Co Inc
  Holding Co              Common     708160106          $494    29,300   SH                  Sole                X
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Pentair Inc               Common     709631105          $500    12,800   SH                  Sole                X
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Piedmont Natural
  Gas Co                  Common     720186105          $369     9,500   SH                  Sole                X
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Progress Energy Inc       Common     743263105          $500    11,400   SH                  Sole                X
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Protective Life Corp      Common     743674103          $492    18,400   SH                  Sole                X
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Reynolds & Reynolds
  Co/The                  Common     761695105          $428    15,000   SH                  Sole                X
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RJ Reynolds Tobacco
  Holdings Inc            Common     76182K105          $212     5,700   SH                  Sole                X
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Robert Half
  International Inc       Common     770323103          $381    20,100   SH                  Sole                X
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St Joe Co (The)           Common     790148100          $212     6,800   SH                  Sole                X
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SCANA Corp                Common     80589M102          $483    14,100   SH                  Sole                X
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Standard-Pacific Corp     Common     85375C101          $491    14,800   SH                  Sole                X
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Sunrise Senior
  Living Inc              Common     86768K106          $340    15,200   SH                  Sole                X
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Supervalu Inc             Common     868536103          $499    23,400   SH                  Sole                X
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Sybase Inc                Common     871130100          $440    31,600   SH                  Sole                X
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Tektronix Inc             Common     879131100          $259    12,000   SH                  Sole                X
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Tenet Healthcare Corp     Common     88033G100          $431    37,000   SH                  Sole                X
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Tidewater Inc             Common     886423102          $297    10,100   SH                  Sole                X
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Timken Co                 Common     887389104          $380    21,700   SH                  Sole                X
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
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
Total System Services
  Inc                     Common     891906109          $234    10,500    SH                 Sole                X
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Toys R US Inc             Common     892335100          $508    41,900    SH                 Sole                X
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USG Corp                  Common     903293405          $257    13,500    SH                 Sole                X
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Valassis
  Communications Inc      Common     918866104          $224     8,700    SH                 Sole                X
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Varco International Inc   Common     922122106          $488    24,900    SH                 Sole                X
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VIAD CORP                 Common     92552R109          $499    22,300    SH                 Sole                X
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WPS Resources Corp        Common     92931B106          $314     7,800    SH                 Sole                X
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Worthington Industries    Common     981811102          $425    31,700    SH                 Sole                X
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XTO Energy Inc            Common     98385X106          $255    12,700    SH                 Sole                X
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DaimlerChrysler AG        Common     D1668R123          $500    14,400    SH                 Sole                X
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Amdocs Ltd                Common     G02602103          $499    20,800    SH                 Sole                X
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